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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Capital Allocation Moderate Aggressive Portfolio

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 61.2%

Dividend Income 4.5%
Columbia Dividend Income Fund, Class I Shares (a)	3,295,306	$58,887,107
Columbia Dividend Opportunity Fund, Class I Shares (a)	4,550,474	47,461,445
Total		106,348,552
International 12.7%
Columbia Acorn International, Class I Shares (a)	248,163	11,921,763
Columbia Emerging Markets Fund, Class I Shares (a)	8,916,974	92,023,166
Columbia European Equity Fund, Class I Shares (a)	10,263,711	77,798,933
Columbia Overseas Value Fund, Class I Shares (a)	2,966,712	26,166,399
Columbia Pacific/Asia Fund, Class I Shares (a)	9,685,419	90,074,400
Total		297,984,661
Real Estate 0.5%
Columbia Real Estate Equity Fund, Class I Shares (a)	796,801	11,800,619
U.S. Large Cap 29.5%
Columbia Contrarian Core Fund, Class I Shares (a)	7,803,764	161,225,769
Columbia Diversified Equity Income Fund, Class I Shares (a)	2,235,772	28,841,461
Columbia Large Cap Core Fund, Class I Shares (a)	2,390,215	36,020,537
Columbia Large Cap Growth Fund, Class I Shares (a)	2,225,747	75,675,411
Columbia Large Core Quantitative Fund, Class I Shares (a)	17,599,204	144,489,462
Columbia Large Growth Quantitative Fund, Class I Shares (a)	6,222,844	61,917,295
Columbia Large Value Quantitative Fund, Class I Shares (a)	1,907,743	17,169,689
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	4,867,362	91,117,017
Columbia Select Large-Cap Value Fund, Class I Shares (a)	3,647,249	76,300,438
Total		692,757,079
U.S. Mid Cap 9.9%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	3,077,922	103,448,949
Columbia Mid Cap Value Fund, Class I Shares (a)	4,898,845	90,971,548
Columbia Mid Cap Value Opportunity Fund, Class I Shares (a)	3,542,281	39,213,057
Total		233,633,554

	Shares	Value

Equity Funds (continued)
U.S. Small Cap 4.1%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares (a)	1,992,232	$16,495,684
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	143,754	3,333,646
Columbia Small Cap Core Fund, Class I Shares (a)	619,191	13,040,157
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	1,266,992	46,929,390
Columbia Small Cap Value Fund II, Class I Shares (a)	929,369	17,648,724
Total		97,447,601
Total Equity Funds (Cost: $1,080,371,777)		$ 1,439,972,066

Fixed-Income Funds 29.3%

Convertible 2.0%
Columbia Convertible Securities Fund, Class I Shares (a)	2,686,120	47,705,499
Emerging Markets 1.3%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	2,600,392	30,138,547
High Yield 6.7%
Columbia High Yield Bond Fund, Class I Shares (a)	7,849,579	23,470,242
Columbia Income Opportunities Fund, Class I Shares (a)	13,322,204	134,287,818
Total		157,758,060
Inflation Protected Securities 1.6%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	3,808,883	37,250,872
International 0.9%
Columbia International Bond Fund, Class I Shares (a)	1,847,341	20,487,009
Investment Grade 16.8%
Columbia Corporate Income Fund, Class I Shares (a)	21,007,937	216,591,836
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	30,474,042	166,693,007
Columbia U.S. Treasury Index Fund, Class I Shares (a)	1,009,135	11,282,127
Total		394,566,970
Total Fixed-Income Funds (Cost: $668,853,596)		$687,906,957

Alternative Investment Funds 5.4%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	1,818,761	18,187,607
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	2,238,766	23,081,684

	Shares	Value

Alternative Investment Funds (continued)
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	3,365,075	$33,987,257
Columbia Absolute Return Multi- Strategy Fund, Class I Shares(a)	3,073,118	31,038,489
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	1,777,290	14,787,049
Columbia Flexible Capital Income Fund, Class I Shares(a)	529,982	6,518,782
Total Alternative Investment Funds (Cost: $127,990,970)		$127,600,868

Common Stocks —%
Consumer Staples —%
Food Products —%
China Milk Products Group Ltd. (b)(c)(d)	322,000	10,369

	Shares	Value

Common Stocks (continued)
Total Common Stocks (Cost: $172,880)		$10,369

Money Market Funds 3.9%
Columbia Short-Term Cash Fund, 0.093%(a)(e)	92,664,083	$92,664,083
Total Money Market Funds (Cost: $92,664,083)		$92,664,083
Total Investments
(Cost: $1,970,053,306) (f)		$2,348,154,343(g)
Other Assets and Liabilities		3,935,920
Net Assets		$2,352,090,263

Investments in Derivatives Futures Contracts Outstanding at October 31, 2013

At October 31, 2013, cash totaling $6,168,375 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini S&P 500 Index	545	USD	47,714,750	December 2013	1,630,939	—
E-Mini S&P Mid-Cap 400 Index	423	USD	54,414,720	December 2013	2,312,773	—
FTSE 100 Index	177	GBP	19,038,834	December 2013	366,338	—
TOPIX Index	156	JPY	19,030,001	December 2013	74,053	—
U.S. Treasury Note, 10-year	47	USD	5,985,891	December 2013	159,991	—
Total					4,544,094	—

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Merger ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	20,431,617	32,514	—	(2,067,756)	(6,045)	18,390,330	—	—	18,187,607
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	—	897,842	22,096,487	(447,528)	16,319	22,563,120	—	—	23,081,684
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	—	33,759,403	11,238,242	(11,002,924)	301,720	34,296,441	—	—	33,987,257
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	28,385,193	3,090,155	—	(833,986)	16,299	30,657,661	—	—	31,038,489
Columbia Acorn International, Class I Shares	—	5,690,069	5,197,321	(705,518)	147,229	10,329,101	—	62,612	11,921,763
Columbia Commodity Strategy Fund, Class I Shares	15,822,726	1,383,414	—	(356,218)	(31,838)	16,818,084	—	—	14,787,049

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Merger ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Contrarian Core Fund, Class I Shares	61,074,118	5,644,938	58,361,771	(17,622,708)	2,634,928	110,093,047	—	—	161,225,769
Columbia Convertible Securities Fund, Class I Shares	20,181,499	901,494	22,870,971	(4,488,464)	920,211	40,385,711	—	901,492	47,705,499
Columbia Corporate Income Fund, Class I Shares	87,819,499	15,855,232	114,120,451	(8,802,709)	604,981	209,597,454	—	4,626,941	216,591,836
Columbia Diversified Equity Income Fund, Class I Shares	—	373,058	18,294,184	(2,341,841)	1,053,407	17,378,808	—	364,591	28,841,461
Columbia Dividend Income Fund, Class I Shares	28,016,458	1,061,108	21,066,396	(6,578,085)	1,245,202	44,811,079	—	962,399	58,887,107
Columbia Dividend Opportunity Fund, Class I Shares	29,380,802	934,551	18,004,662	(20,132,165)	9,021,972	37,209,822	—	918,513	47,461,445
Columbia Emerging Markets Bond Fund, Class I Shares	18,857,088	1,192,555	10,239,918	(773,234)	64,197	29,580,524	—	1,155,794	30,138,547
Columbia Emerging Markets Fund, Class I Shares	59,828,969	122,504	37,874,525	(8,331,400)	(1,144,779)	88,349,819	—	—	92,023,166
Columbia European Equity Fund, Class I Shares	5,010,513	19,139	58,735,854	(8,361,402)	1,515,514	56,919,618	—	—	77,798,933
Columbia Flexible Capital Income Fund, Class I Shares	—	176,575	5,371,536	(342,275)	59,498	5,265,334	—	176,303	6,518,782
Columbia Greater China Fund, Class I Shares	10,697,282	51,277	21,604,692	(35,435,494)	3,082,243	—	—	—	—
Columbia High Yield Bond Fund, Class I Shares	15,467,222	7,573,979	—	(528,731)	42,511	22,554,981	—	809,695	23,470,242
Columbia Income Opportunities Fund, Class I Shares	29,961,446	52,516,486	48,243,744	(2,832,223)	421,703	128,311,156	—	3,648,850	134,287,818
Columbia Inflation Protected Securities Fund, Class I Shares	—	26,243,943	11,015,504	(413,494)	42,515	36,888,468	—	120,199	37,250,872
Columbia International Bond Fund, Class I Shares	19,948,943	1,381,259	—	(683,081)	9,098	20,656,219	—	157,449	20,487,009
Columbia Large Cap Core Fund, Class I Shares	—	5,122,898	30,398,085	(3,163,321)	336,251	32,693,913	5,027,968	62,207	36,020,537
Columbia Large Cap Growth Fund, Class I Shares	26,644,877	33,565	26,827,041	(7,464,454)	1,512,774	47,553,803	—	—	75,675,411
Columbia Large Core Quantitative Fund, Class I Shares	73,178,103	66,077	39,425,893	(16,765,489)	7,229,045	103,133,629	—	—	144,489,462
Columbia Large Growth Quantitative Fund, Class I Shares	21,908,974	44,461	32,754,615	(7,454,919)	510,781	47,763,912	—	—	61,917,295
Columbia Large Value Quantitative Fund, Class I Shares	19,968,324	6,360	—	(7,726,095)	1,263,872	13,512,461	—	—	17,169,689
Columbia Limited Duration Credit Fund, Class I Shares	31,001,809	971,749	—	(31,801,752)	(171,806)	—	—	316,143	—
Columbia Mid Cap Growth Fund, Class I Shares	45,997,749	41,585	55,114,532	(24,266,455)	4,965,762	81,853,173	—	—	103,448,949
Columbia Mid Cap Value Fund, Class I Shares	43,114,554	857,519	31,775,546	(9,408,216)	2,487,634	68,827,037	314,435	520,637	90,971,548

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Merger ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends- Affiliated Issuers ($)	Value ($)
Columbia Mid Cap Value Opportunity Fund, Class I Shares	—	9,237	21,073,866	(3,810,601)	2,164,923	19,437,425	—	—	39,213,057
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	—	5,860	8,061,074	(1,445,321)	885,084	7,506,697	—	—	16,495,684
Columbia Overseas Value Fund, Class I Shares	24,626,781	14,793	—	(2,039,953)	135,505	22,737,126	—	8,738	26,166,399
Columbia Pacific/Asia Fund, Class I Shares	25,666,223	1,070,053	54,979,552	(6,471,159)	533,788	75,778,457	—	961,577	90,074,400
Columbia Real Estate Equity Fund, Class I Shares	—	729,339	8,978,990	(815,669)	301,452	9,194,112	73,100	189,048	11,800,619
Columbia Select Large Cap Growth Fund, Class I Shares	38,937,654	1,132	35,656,369	(14,916,785)	3,817,049	63,495,419	—	—	91,117,017
Columbia Select Large-Cap Value Fund, Class I Shares	10,015,392	22,101,929	31,223,593	(8,316,662)	2,455,199	57,479,451	—	—	76,300,438
Columbia Select Smaller-Cap Value Fund, Class I Shares	—	333	2,916,104	(530,844)	77,160	2,462,753	—	—	3,333,646
Columbia Short-Term Cash Fund	21,553,489	212,815,147	9,599,712	(151,304,265)	—	92,664,083	—	40,071	92,664,083
Columbia Small Cap Core Fund, Class I Shares	—	8,878	11,542,641	(1,555,101)	240,982	10,237,400	—	—	13,040,157
Columbia Small Cap Growth Fund I, Class I Shares	39,223,375	58,699	18,921,537	(22,112,140)	1,749,573	37,841,044	—	—	46,929,390
Columbia Small Cap Value Fund I, Class I Shares	15,919,496	71	—	(16,664,777)	745,210	—	—	—	—
Columbia Small Cap Value Fund II, Class I Shares	20,426,189	664,496	—	(8,776,895)	1,458,881	13,772,671	634,048	22,652	17,648,724
Columbia U.S. Government Mortgage Fund, Class I Shares	71,979,881	3,472,451	113,337,038	(20,223,595)	495,549	169,061,324	—	3,194,707	166,693,007
Columbia U.S. Treasury Index Fund, Class I Shares	—	520,748	11,635,389	(327,620)	(10,758)	11,817,759	—	99,594	11,282,127
Total	981,046,245	407,518,875	1,028,557,835	(500,443,324)	53,200,795	1,969,880,426	6,049,551	19,320,212	2,348,143,974

(b)	Non-income producing.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2013 was $10,369, representing less than 0.01% of net assets. Information concerning such security holdings at October 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
China Milk Products Group Ltd.	11-17-10	172,880

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2013, the value of these securities amounted to $10,369, which represents less than 0.01% of net assets.

(e)	The rate shown is the seven-day current annualized yield at October 31, 2013.
(f)

At October 31, 2013, the cost of securities for federal income tax purposes was approximately $1,970,053,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$383,880,000
Unrealized Depreciation	(5,779,000)
Net Unrealized Appreciation	$378,101,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	1,439,972,066	—	—	1,439,972,066
Fixed-Income Funds	687,906,957	—	—	687,906,957
Alternative Investment Funds	127,600,868	—	—	127,600,868
Money Market Funds	92,664,083	—	—	92,664,083
Total Mutual Funds	2,348,143,974	—	—	2,348,143,974

Equity Securities
Common Stocks
Consumer Staples	—	—	10,369	10,369

Total Equity Securities	—	—	10,369	10,369
Investments in Securities	2,348,143,974	—	10,369	2,348,154,343
Derivatives
Assets
Futures Contracts	4,544,094	—	—	4,544,094
Total	2,352,688,068	—	10,369	2,352,698,437

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common Stocks ($)
Balance as of January 31, 2013	10,407
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	(38)
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of October 31, 2013	10,369

(a)Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2013 was $(38).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain common stock classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Capital Allocation Moderate Conservative Portfolio

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 32.2%
Dividend Income 4.7%
Columbia Dividend Income Fund, Class I Shares (a)	990,878	$17,707,003
Columbia Dividend Opportunity Fund, Class I Shares (a)	1,531,779	15,976,452
Total		33,683,455
International 7.1%
Columbia Acorn International, Class I Shares (a)	36,972	1,776,123
Columbia Emerging Markets Fund, Class I Shares (a)	635,409	6,557,424
Columbia European Equity Fund, Class I Shares (a)	3,268,963	24,778,740
Columbia Pacific/Asia Fund, Class I Shares (a)	1,907,936	17,743,801
Total		50,856,088
U.S. Large Cap 14.3%
Columbia Contrarian Core Fund, Class I Shares (a)	1,448,773	29,931,644
Columbia Large Cap Core Fund, Class I Shares (a)	470,973	7,097,568
Columbia Large Cap Growth Fund, Class I Shares (a)	557,982	18,971,382
Columbia Large Core Quantitative Fund, Class I Shares (a)	2,591,316	21,274,707
Columbia Large Growth Quantitative Fund, Class I Shares (a)	2,504,113	24,915,924
Total		102,191,225
U.S. Mid Cap 4.4%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	333,156	11,197,374
Columbia Mid Cap Value Fund, Class I Shares (a)	1,097,189	20,374,791
Total		31,572,165
U.S. Small Cap 1.7%
Columbia Small Cap Core Fund, Class I Shares (a)	567,939	11,960,792
Total Equity Funds (Cost: $174,937,934)		$230,263,725

Fixed-Income Funds 55.4%
Convertible 1.4%
Columbia Convertible Securities Fund, Class I Shares (a)	549,560	9,760,187
Emerging Markets 4.4%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	2,734,360	31,691,235

	Shares	Value

Fixed-Income Funds (continued)
High Yield 4.7%
Columbia Income Opportunities Fund, Class I Shares (a)	3,345,011	$33,717,710
Inflation Protected Securities 2.3%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	1,658,624	16,221,338
International 0.5%
Columbia International Bond Fund, Class I Shares (a)	327,728	3,634,507
Investment Grade 42.1%
Columbia Corporate Income Fund, Class I Shares (a)	10,948,579	112,879,848
Columbia Limited Duration Credit Fund, Class I Shares (a)	4,875,482	48,998,592
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	23,340,533	127,672,718
Columbia U.S. Treasury Index Fund, Class I Shares (a)	1,024,223	11,450,817
Total		301,001,975
Total Fixed-Income Funds (Cost: $389,674,322)		$396,026,952

Alternative Investment Funds 8.2%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	284,915	2,849,153
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	1,070,622	11,038,116
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	1,594,307	16,102,498
Columbia Absolute Return Multi- Strategy Fund, Class I Shares(a)	1,603,677	16,197,133
Columbia Flexible Capital Income Fund, Class I Shares(a)	1,024,611	12,602,721
Total Alternative Investment Funds (Cost: $56,199,615)		$58,789,621

Money Market Funds 4.0%
Columbia Short-Term Cash Fund, 0.093%(a)(c)	28,468,130	28,468,130
Total Money Market Funds (Cost: $28,468,130)		$28,468,130
Total Investments (Cost: $649,280,001) (d)		$713,548,428(e)
Other Assets and Liabilities		1,665,818
Net Assets		$715,214,246

Investments in Derivatives
Futures Contracts Outstanding at October 31, 2013

At October 31, 2013, cash totaling $1,980,827 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini S&P 500 Index	167	USD	14,620,850	December 2013	499,756	—
E-Mini S&P Mid-Cap 400 Index	116	USD	14,922,240	December 2013	634,236	—
FTSE 100 Index	36	GBP	3,872,305	December 2013	74,509	—
TOPIX Index	15	JPY	1,829,808	December 2013	7,120	—
U.S. Treasury Long Bond, 20-year	19	USD	2,561,438	December 2013	78,040	—
U.S. Treasury Note, 5-year	22	USD	2,677,125	December 2013	47,735	—
U.S. Treasury Note, 10-year	230	USD	29,292,657	December 2013	792,320	—
Total					2,133,716	—

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Received in Merger ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	3,093,113	146,711	—	(352,431)	(188)	2,887,205	—	—	2,849,153
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	—	306,712	10,882,058	(396,608)	10,184	10,802,346	—	—	11,038,116
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	—	11,811,573	5,957,741	(1,632,025)	30,427	16,167,716	—	—	16,102,498
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	3,103,010	7,797,167	5,888,265	(704,207)	13,821	16,098,056	—	—	16,197,133
Columbia Acorn International, Class I Shares	—	271,969	1,383,674	(217,038)	27,935	1,466,540	—	16,414	1,776,123
Columbia Contrarian Core Fund, Class I Shares	3,504,763	218,417	17,945,115	(4,187,030)	2,090,625	19,571,890	—	—	29,931,644
Columbia Convertible Securities Fund, Class I Shares	3,266,840	318,417	5,797,364	(1,546,280)	322,306	8,158,647	—	189,777	9,760,187
Columbia Corporate Income Fund, Class I Shares	21,542,055	4,440,128	95,557,887	(12,667,089)	731,243	109,604,224	—	2,436,671	112,879,848
Columbia Dividend Income Fund, Class I Shares	3,744,144	1,740,681	11,344,409	(4,444,747)	951,285	13,335,772	—	308,960	17,707,003
Columbia Dividend Opportunity Fund, Class I Shares	2,841,232	491,738	16,842,000	(10,742,372)	2,797,853	12,230,451	—	323,015	15,976,452
Columbia Emerging Markets Bond Fund, Class I Shares	3,969,319	1,817,647	26,609,375	(1,784,541)	85,125	30,696,925	—	1,147,403	31,691,235
Columbia Emerging Markets Fund, Class I Shares	2,593,605	405,501	8,732,958	(5,719,031)	168,737	6,181,770	—	—	6,557,424
Columbia European Equity Fund, Class I Shares	—	6,146,285	15,826,456	(3,380,573)	844,285	19,436,453	—	—	24,778,740
Columbia Flexible Capital Income Fund, Class I Shares	—	481,309	10,930,665	(1,426,520)	258,837	10,244,291	—	351,651	12,602,721
Columbia Greater China Fund, Class I Shares	582,268	169,701	5,575,179	(6,561,240)	234,092	—	—	—	—

Issuer	Beginning Cost ($)	Purchase Cost ($)	Received in Merger ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Income Opportunities Fund, Class I Shares	9,479,006	1,746,295	22,881,690	(2,722,249)	634,295	32,019,037	—	1,183,796	33,717,710
Columbia Inflation Protected Securities Fund, Class I Shares	—	5,495,493	11,762,583	(503,386)	22,385	16,777,075	—	61,782	16,221,338
Columbia International Bond Fund, Class I Shares	3,611,295	280,081	—	(226,125)	480	3,665,731	—	29,024	3,634,507
Columbia Large Cap Core Fund, Class I Shares	—	1,234,750	6,607,857	(1,752,879)	155,785	6,245,513	1,109,930	13,817	7,097,568
Columbia Large Cap Growth Fund, Class I Shares	4,258,884	173,646	9,197,416	(2,460,001)	899,341	12,069,286	—	—	18,971,382
Columbia Large Core Quantitative Fund, Class I Shares	3,932,314	110,572	13,826,319	(5,498,524)	2,716,607	15,087,288	—	—	21,274,707
Columbia Large Growth Quantitative Fund, Class I Shares	3,843,757	57,547	19,893,556	(4,584,191)	1,511,126	20,721,795	—	—	24,915,924
Columbia Large Value Quantitative Fund, Class I Shares	1,068,727	3,693	—	(1,305,929)	233,509	—	—	—	—
Columbia Limited Duration Credit Fund, Class I Shares	8,479,987	2,060,146	39,536,830	(2,778,056)	67,287	47,366,194	—	744,476	48,998,592
Columbia Mid Cap Growth Fund, Class I Shares	2,392,020	159,672	13,970,190	(9,160,673)	1,515,029	8,876,238	—	—	11,197,374
Columbia Mid Cap Value Fund, Class I Shares	2,187,845	504,136	14,501,715	(2,576,107)	644,466	15,262,055	71,422	118,456	20,374,791
Columbia Pacific/Asia Fund, Class I Shares	1,147,334	2,338,913	13,358,653	(2,167,963)	360,695	15,037,632	—	176,513	17,743,801
Columbia Short-Term Cash Fund	2,975,445	70,209,448	3,512,660	(48,229,423)	—	28,468,130	—	13,366	28,468,130
Columbia Small Cap Core Fund, Class I Shares	—	1,814,675	11,609,154	(4,760,672)	752,093	9,415,250	—	—	11,960,792
Columbia Small Cap Growth Fund I, Class I Shares	775,229	5,036	—	(775,412)	(4,853)	—	—	—	—
Columbia Small Cap Value Fund I, Class I Shares	713,553	95,345	—	(848,779)	39,881	—	—	—	—
Columbia U.S. Government Mortgage Fund, Class I Shares	18,762,330	5,352,510	116,983,046	(11,835,940)	122,805	129,384,751	—	2,309,657	127,672,718
Columbia U.S. Treasury Index Fund, Class I Shares	—	456,933	12,096,779	(527,243)	(24,729)	12,001,740	—	102,070	11,450,817
Total	111,868,075	128,662,847	549,011,594	(158,475,284)	18,212,769	649,280,001	1,181,352	9,526,848	713,548,428

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2013.
(d)

At October 31, 2013, the cost of securities for federal income tax purposes was approximately $649,280,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$67,221,000
Unrealized Depreciation	(2,953,000)
Net Unrealized Appreciation	$64,268,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	230,263,725	—	—	230,263,725
Fixed-Income Funds	396,026,952	—	—	396,026,952
Alternative Investment Funds	58,789,621	—	—	58,789,621
Money Market Funds	28,468,130	—	—	28,468,130
Total Mutual Funds	713,548,428	—	—	713,548,428
Investments in Securities	713,548,428	—	—	713,548,428
Derivatives
Assets
Futures Contracts	2,133,716	—	—	2,133,716
Total	715,682,144	—	—	715,682,144

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia LifeGoal® Growth Portfolio

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 87.6%
DIVIDEND INCOME 30.2%
Columbia Dividend Income Fund, Class I Shares (a)	5,480,104	$97,929,457
Columbia Dividend Opportunity Fund, Class I Shares (a)	7,858,314	81,962,212
Columbia Global Dividend Opportunity Fund, Class I Shares (a)	3,091,779	65,360,217
Total		245,251,886
INTERNATIONAL 8.5%
Columbia Emerging Markets Fund, Class I Shares (a)	3,687,442	38,054,403
Columbia Pacific/Asia Fund, Class I Shares (a)	3,370,306	31,343,842
Total		69,398,245
U.S. LARGE CAP 41.9%
Columbia Contrarian Core Fund, Class I Shares (a)	2,386,196	49,298,799
Columbia Global Energy and Natural Resources Fund, Class I Shares (a)	2,099,319	48,074,400
Columbia Large Cap Core Fund, Class I Shares (a)	2,712,533	40,877,874
Columbia Large Cap Growth Fund, Class I Shares (a)	2,173,071	73,884,400
Columbia Large Core Quantitative Fund, Class I Shares (a)	2,010,767	16,508,401
Columbia Large Growth Quantitative Fund, Class I Shares (a)	3,767,444	37,486,069

	Shares	Value

Equity Funds (continued)
U.S. LARGE CAP (CONTINUED)
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	3,962,167	$74,171,773
Total		340,301,716
U.S. MID CAP 5.0%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	1,220,389	41,017,292
U.S. SMALL CAP 2.0%
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	440,929	16,331,992
Total Equity Funds (Cost: $549,325,542)		$712,301,131

Fixed-Income Funds 6.6%
CONVERTIBLE 6.6%
Columbia Convertible Securities Fund, Class I Shares (a)	3,012,678	53,505,158
Total Fixed-Income Funds (Cost: $42,002,428)		$53,505,158

Alternative Investment Funds 5.8%
Columbia Flexible Capital Income Fund, Class I Shares(a)	3,870,376	47,605,629
Total Alternative Investment Funds (Cost: $41,663,879)		$47,605,629
Total Investments
(Cost: $632,991,849) (c)		$813,411,918(d)
Other Assets and Liabilities		(245,227)
Net Assets		$813,166,691

Notes to Portfolio of Investments

(a)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Contrarian Core Fund, Class I Shares	30,681,411	—	(4,930,668)	2,922,157	28,672,900	—	—	49,298,799
Columbia Convertible Securities Fund, Class I Shares	43,184,379	1,031,698	(2,420,069)	206,420	42,002,428	—	988,903	53,505,158
Columbia Dividend Income Fund, Class I Shares	77,047,218	1,652,674	(7,883,264)	1,398,236	72,214,864	—	1,560,783	97,929,457
Columbia Dividend Opportunity Fund, Class I Shares	64,142,398	1,469,819	(5,252,186)	794,061	61,154,092	—	1,453,540	81,962,212
Columbia Emerging Markets Fund, Class I Shares	36,221,589	644,284	(35,019)	(2,189)	36,828,665	—	—	38,054,403

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Flexible Capital Income Fund, Class I Shares	41,951,026	1,296,133	(1,736,076)	152,796	41,663,879	—	1,273,073	47,605,629
Columbia Global Dividend Opportunity Fund, Class I Shares	61,156,264	1,599,916	(2,474,163)	37,018	60,319,035	—	1,598,180	65,360,217
Columbia Global Energy and Natural Resources Fund, Class I Shares	43,940,945	274,257	(191,696)	4,163	44,027,669	—	—	48,074,400
Columbia Large Cap Core Fund, Class I Shares	33,954,103	5,642,816	(3,474,056)	376,796	36,499,659	5,571,806	68,935	40,877,874
Columbia Large Cap Growth Fund, Class I Shares	49,017,477	15,740	(5,619,220)	1,157,663	44,571,660	—	—	73,884,400
Columbia Large Core Quantitative Fund, Class I Shares	12,789,441	—	(1,632,925)	396,506	11,553,022	—	—	16,508,401
Columbia Large Growth Quantitative Fund, Class I Shares	32,079,867	2	(3,837,945)	1,449,292	29,691,216	—	—	37,486,069
Columbia Mid Cap Growth Fund, Class I Shares	37,208,781	140	(3,935,287)	351,516	33,625,150	—	—	41,017,292
Columbia Pacific/Asia Fund, Class I Shares	26,276,326	576,480	(1,701,160)	366,611	25,518,257	—	326,749	31,343,842
Columbia Select Large Cap Growth Fund, Class I Shares	60,697,380	8,871	(10,620,157)	1,764,753	51,850,847	—	—	74,171,773
Columbia Small Cap Growth Fund I, Class I Shares	15,416,233	4,574	(2,583,665)	(38,636)	12,798,506	—	—	16,331,992
Total	665,764,838	14,217,404	(58,327,556)	11,337,163	632,991,849	5,571,806	7,270,163	813,411,918

(b)                                     Non-income producing.

(c)                                     At October 31, 2013, the cost of securities for federal income tax purposes was approximately $632,992,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$180,420,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$180,420,000

(d)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	712,301,131	—	—	712,301,131
Fixed-Income Funds	53,505,158	—	—	53,505,158
Alternative Investment Funds	47,605,629	—	—	47,605,629
Total Mutual Funds	813,411,918	—	—	813,411,918
Total	813,411,918	—	—	813,411,918

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Masters International Equity Portfolio

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 98.7%
International 98.7%
Columbia Acorn International, Class I Shares (a)	45,521	$2,186,817
Columbia Emerging Markets Fund, Class I Shares (a)	209,779	2,164,921
Columbia European Equity Fund, Class I Shares (a)	3,463,097	26,250,272
Columbia Pacific/Asia Fund, Class I Shares (a)	1,405,039	13,066,866
Total		43,668,876
Total Equity Funds (Cost: $35,598,652)		$43,668,876

	Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.093%(a)(b)	537,873	$537,873
Total Money Market Funds (Cost: $537,873)		$537,873
Total Investments
(Cost: $36,136,525) (c)		$44,206,749(d)
Other Assets and Liabilities		53,293
Net Assets		$44,260,042

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at October 31, 2013

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	December 13, 2013	2,990,000	CHF	3,348,279	USD	51,885	—
HSBC Securities (USA), Inc.	December 13, 2013	4,035,000	EUR	5,559,796	USD	80,878	—
UBS Securities	December 13, 2013	1,383,000	GBP	2,235,052	USD	18,214	—
Barclays Bank PLC	December 13, 2013	2,234,394	USD	2,324,000	CAD	—	(7,707)
Deutsche Bank	December 13, 2013	5,505,132	USD	32,632,000	NOK	—	(31,609)
Morgan Stanley & Co.	December 13, 2013	3,372,041	USD	4,035,000	NZD	—	(48,227)
Morgan Stanley & Co.	December 13, 2013	4,112	USD	5,000	NZD	7	—
J.P. Morgan Securities, Inc.	December 19, 2013	1,897,686,000	KRW	1,783,204	USD	9,190	—
J.P. Morgan Securities, Inc.	December 19, 2013	845,000	MYR	267,211	USD	2,431	—
J.P. Morgan Securities, Inc.	December 19, 2013	7,666,000	PHP	177,948	USD	635	—
J.P. Morgan Securities, Inc.	December 19, 2013	8,343,000	THB	267,266	USD	12	—
J.P. Morgan Securities, Inc.	December 19, 2013	39,268,000	TWD	1,338,150	USD	3,517	—
J.P. Morgan Securities, Inc.	December 19, 2013	1,476,651	USD	1,557,000	AUD	—	(9,636)
J.P. Morgan Securities, Inc.	December 19, 2013	1,327,633	USD	1,200,000	CHF	—	(4,577)
J.P. Morgan Securities, Inc.	December 19, 2013	221,083	USD	162,000	EUR	—	(1,110)
J.P. Morgan Securities, Inc.	December 19, 2013	1,114,979	USD	695,000	GBP	—	(1,016)
J.P. Morgan Securities, Inc.	December 19, 2013	2,229,451	USD	219,046,000	JPY	—	(1,112)
J.P. Morgan Securities, Inc.	December 19, 2013	179,470	USD	217,000	NZD	—	(812)
J.P. Morgan Securities, Inc.	December 19, 2013	441,700	USD	2,851,000	SEK	—	(2,242)
J.P. Morgan Securities, Inc.	December 19, 2013	178,486	USD	221,000	SGD	—	(570)
Total						166,769	(108,618)

Futures Contracts Outstanding at October 31, 2013

At October 31, 2013, cash totaling $32,100 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini MSCI EAFE Index	6	USD	562,590	December 2013	29,090	—

Notes to Portfolio of Investments

(a)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Acorn International, Class I Shares	1,236,019	64,359	(599,463)	266,824	967,739	24,514	2,186,817
Columbia Emerging Markets Fund, Class I Shares	5,041,461	457,253	(3,118,403)	(272,682)	2,107,629	—	2,164,921
Columbia European Equity Fund, Class I Shares	26,769,511	469,148	(7,772,537)	962,342	20,428,464	—	26,250,272
Columbia Pacific/Asia Fund, Class I Shares	12,123,953	3,187,732	(3,203,728)	(13,137)	12,094,820	150,791	13,066,866
Columbia Short-Term Cash Fund	494,965	664,218	(621,310)	—	537,873	427	537,873
Total	45,665,909	4,842,710	(15,315,441)	943,347	36,136,525	175,732	44,206,749

(b)                                     The rate shown is the seven-day current annualized yield at October 31, 2013.

(c)                                     At October 31, 2013, the cost of securities for federal income tax purposes was approximately $36,137,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,070,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$8,070,000

(d)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	43,668,876	—	—	43,668,876
Money Market Funds	537,873	—	—	537,873
Total Mutual Funds	44,206,749	—	—	44,206,749
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	166,769	—	166,769
Futures Contracts	29,090	—	—	29,090
Liabilities
Forward Foreign Currency Exchange Contracts	—	(108,618)	—	(108,618)
Total	44,235,839	58,151	—	44,293,990

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 19, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 19, 2013